LOANS PAYABLE (Schedule of Loans Outstanding) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Balance	$ 1,263,055	$ 1,537,930	$ 0
Loans Payable 1 [Member]
Disclosure of detailed information about borrowings [line items]
Balance	$ 731,606	1,002,199
Currency	USD
Terms	Unsecured, due on demand
Loans Payable 2 [Member]
Disclosure of detailed information about borrowings [line items]
Balance	$ 148,158	$ 220,500	0
Currency	Colombian Pesos	Colombian Pesos
Terms	Unsecured, due on demand	Unsecured, due on demand
Loans Payable 3 [Member]
Disclosure of detailed information about borrowings [line items]
Balance	$ 32,545	$ 315,231	0
Currency	Argentina Pesos	Argentina Pesos
Terms	Unsecured, due on demand	Unsecured, due on demand
Loans Payable 4 [Member]
Disclosure of detailed information about borrowings [line items]
Balance	$ 350,746	$ 0
Currency	Argentina Pesos
Terms	Unsecured, due January 2020
Loans Payable 5 [Member]
Disclosure of detailed information about borrowings [line items]
Balance		$ 410,959	0
Currency		USD
Terms		Unsecured, due February 24, 2019
Loans Payable 6 [Member]
Disclosure of detailed information about borrowings [line items]
Balance		$ 410,959
Currency		USD
Terms		Unsecured, due March 6, 2019
Loans Payable 7 [Member]
Disclosure of detailed information about borrowings [line items]
Balance		$ 68,213	0
Currency		USD
Terms		Unsecured, due February 19, 2019
Loans Payable 8 [Member]
Disclosure of detailed information about borrowings [line items]
Balance		$ 112,068	$ 0
Currency		USD
Terms		Unsecured, due on demand